Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Projected Benefit Obligation for Defined Benefit Retirement Plans (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	2.70%	2.70%	3.40%
Rate of compensation increase			3.29%
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	0.73%	0.61%	0.74%
Rate of compensation increase	2.48%	2.36%	2.45%